Other Financial Liabilities - Summary of bank loans by currencies and maturities (Details) - Bank Loans [Member] - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 739,789	$ 1,091,385
Non-Current bank loan, Maturities	$ 656,778	$ 926,075
Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.33%	3.36%
Current bank loan, Maturities	$ 353,811	$ 353,999
Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.10%	3.75%
Current bank loan, Maturities	$ 939	$ 26,882
Non-Current bank loan, Maturities	$ 23,080	$ 23,630
Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		3.40%
Current bank loan, Maturities		$ 422
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.61%	6.07%
Current bank loan, Maturities	$ 36,352	$ 113,058
Non-Current bank loan, Maturities	$ 15,887	$ 74,735
Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.40%	4.53%
Current bank loan, Maturities	$ 304,660	$ 405,546
Non-Current bank loan, Maturities	$ 374,893	$ 493,336
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.56%	8.59%
Current bank loan, Maturities	$ 44,027	$ 191,478
Non-Current bank loan, Maturities	242,918	334,374
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	22,603	255,943
One to three months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	2,859	2,999
One to three months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	235	26,165
One to three months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		422
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	2,221	68,134
One to three months [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	6,217	82,801
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	11,071	75,422
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	717,186	835,442
Three to twelve months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	350,952	351,000
Three to twelve months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	704	717
Three to twelve months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	34,131	44,924
Three to twelve months [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	298,443	322,745
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	32,956	116,056
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	392,807	439,428
One to two years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	23,080	956
One to two years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	8,228	41,705
One to two years | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	322,374	284,051
One to two years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	39,125	112,716
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	183,361	340,912
Two to three years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		22,674
Two to three years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	3,875	12,869
Two to three years | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	49,552	206,196
Two to three years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	129,934	99,173
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	23,564	69,548
Three to four years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	1,200	10,420
Three to four years | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	140	134
Three to four years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	22,224	58,994
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	17,643	31,754
Four to five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	1,145	9,741
Four to five years | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	2,827	134
Four to five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	13,671	21,879
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	39,403	44,433
More than five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	1,439
More than five years | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		2,821
More than five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	$ 37,964	$ 41,612